Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2024
Accrued Expenses and Other Current Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
7.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	As of December 31,
	2024	2023
Payroll payable	$101,018	$268,159
Other payables (1)	90,080	465,030
Total accrued expenses and other current liabilities	$191,098	$733,189
(1)	The balance mainly consisted of reimbursement payables to employees and service fee payables to third party suppliers.